SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of held-to-maturity investments
	As of December 31, 2014
	Amortized cost	Gross holding unrealized gain*	Fair value
	RMB	RMB	RMB	US$
Held-to-maturity investments
Fixed-rate investment	100,000	437	100,437	16,187
Adjustable-rate investment	250,000	3,830	253,830	40,910

*The gross holding unrealized gain was interest income.

Schedule of Estimated Useful Lives of Fixed Assets
Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	0%
Buildings	40 years	0%